Vessels (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) VLCC	Sep. 30, 2023 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2024				$ 1,283,710
At September 30, 2024		$ 1,207,533		1,207,533
Depreciation of office leases and other property, plant, and equipment				1,437
Depreciation and amortization		28,135	$ 28,326	$ 84,264	$ 80,427
Number of VLCCs contracted to be built | VLCC				4
Average price of four ships				$ 130,000
Payment of installments under newbuilding program				77,300
Capitalized borrowing costs				$ 1,500
Average interest rate				7.30%
Other directly attributable expenses				$ 100
Hyundai Samho Heavy Industries Co., Ltd. [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Number of VLCCs contracted to be built | VLCC				2
Hanwha Ocean Co., Ltd. [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Number of VLCCs contracted to be built | VLCC				2
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2024				$ 2,052,878
Transferred from vessels upgrades				6,649
Retirement	[1]			(8,339)
At September 30, 2024		2,051,188		2,051,188
Depreciation and Amortization [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2024				(769,168)
Depreciation and amortization	[2]			(82,826)
Retirement	[1]			8,339
At September 30, 2024		(843,655)		(843,655)
Advances for Vessel Upgrades [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2024				10
Additions				6,639
Transferred to vessels				(6,649)
At September 30, 2024		0		0
Advances for Vessels under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At September 30, 2024	[3]	442,512		442,512
Advances for Vessels under Construction [Member] | Within the Next 12 Months {Member}
Reconciliation of changes in property, plant and equipment [abstract]
At September 30, 2024		102,566		102,566
Advances for Vessels under Construction [Member] | From One Year to Three Years [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At September 30, 2024		339,946		339,946
Advances for Vessels under Construction [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2024				0
Additions				78,870
At September 30, 2024		$ 78,870		$ 78,870

[1]	Relates to completed depreciation of drydocking for DHT Bauhinia and DHT Europe.
[2]	Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represents an additional $1,437 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $84,264 thousand in depreciation and amortization.
[3]	These are estimates only and are subject to change as construction progresses.